Note 22 - Assets and Liabilities under reinsurance and insurance contracts (Tables)	6 Months Ended
Jun. 30, 2020
Assets and Liabilities Under reinsurance and insurance contracts
Liabilities Under Reassurance And Assurance Contracts
Liabilities under insurance and reinsurance contracts
	June 2020	December 2019
Mathematical reserves (*)	8,310	9,247
Provision for unpaid claims reported	652	641
Provisions for unexpired risks and other provisions	500	718
Total	9,462	10,606